RESTRUCTURING, SEPARATION AND ADMISSION COSTS	6 Months Ended
Jun. 30, 2023
RESTRUCTURING, SEPARATION AND ADMISSION COSTS
RESTRUCTURING, SEPARATION AND ADMISSION COSTS

4 RESTRUCTURING, SEPARATION AND ADMISSION COSTS

Restructuring costs

Restructuring costs include severance and other personnel costs, professional fees, impairments of assets and other related items. The Group’s restructuring costs for the six months ended 30 June 2023 totalled £30m (2022: £20m). Restructuring costs are reported within cost of sales (2023: £3m, 2022: £8m), selling, general and administration (2023: £26m, 2022: £13m) and research and development (2023: £1m, 2022: £(1)m).

Separation and admission costs

Separation and admission costs include costs incurred in relation to and in connection with the separation and listing of the Group as a standalone business. Separation and admission costs for the six months ended 30 June 2023 totalled £60m (2022: £229m). Separation and admission costs are reported within cost of sales (2023: £1m, 2022: £nil) and the selling, general and administration expense (2023: £59m, 2022: £229m).